ACQUISITION (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Payments to Acquire Businesses, Gross				$ 900	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	$ 8,867			8,867
Business Combination, Acquisition Related Costs				169
Net Income (Loss) Attributable to Parent, Total	$ (5,722)	$ (6,580)	$ (4,025)	(12,302)	(9,567)	$ (27,277)	$ (15,132)
DioGenix, Inc [Member]
Business Acquisition Contingent Payment In Cash				$ 2,000
Business Acquisition Discount Rate Assumed				30.40%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				662,526
Business Acquisition, Share Price	$ 12.00			$ 12.00
Payments to Acquire Businesses, Gross				$ 900
Payments to Acquire Businesses, Net of Cash Acquired, Total				8,850
Net Income (Loss) Attributable to Parent, Total	$ 5,722		$ (4,782)	$ 12,302	$ (11,034)